Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Related Party Transactions

7. Related Party Transactions

The Company’s vessel owning companies are parties to individual shipmanagement agreements with the Managers (see Note 1) which are controlled by members of the Latsis and Pittas families, whereby the Managers provided technical and commercial vessel management for a fixed daily management fee (see below), under Euroseas’ Master Management Agreement with Eurobulk (the “Euroseas MMA”) and Euroholdings’ Master Management Agreement with Eurobulk (the “Euroholdings MMA”),  and a ship management agreement with Latsco. An additional fixed management fee (see below) is paid to Eurobulk for the provision of management executive services. Under the MMA the Manager of the container vessels (Eurobulk) provides amongst other things accounting and compliance with SEC rules and regulations services while the Manager of the tanker vessel (Latsco) provides accounting services for the tanker vessel under the ship management agreement.

The Euroseas MMA was renewed effective January 1, 2023 for an additional five-year term until January 1, 2028. For the years ended December 31, 2023 and 2024, the Euroseas MMA provided for an annual adjustment of the daily vessel management fee due to inflation to take effect January 1 of each year. The vessel management fee for laid-up vessels is half of the daily fee for the period they are laid-up. The Euroseas MMA could be terminated by Eurobulk only for cause or by either party under other limited circumstances, such as sale of Euroseas or Eurobulk or the bankruptcy of either party. The Euroseas MMA, as periodically amended and restated, would have automatically been extended after each five-year period for an additional five-year period unless terminated on or before the 90th day preceding the termination date. Pursuant to the Euroseas MMA, each vessel-owning company, signed – and each future vessel owning company, upon acquisition of a vessel, would sign an individual ship management agreement - with the Manager with the rate and term of such agreements set forth in the Euroseas MMA effective at such time. From January 1, 2023, the vessel fixed management fee was adjusted for inflation at Euro 775 per day per vessel in operation. From January 1, 2024, the vessel fixed management fee was adjusted for inflation at Euro 810 per day per vessel in operation.

On January 8, 2025, Euroholdings signed the Euroholdings MMA, as further amended on June 23, 2025, for an additional five-year term until January 1, 2030. The MMA was effective as of January 1, 2025 with a vessel fixed management fee of Euro 850 (approximately $1,003, using the exchange rate as of December 31, 2025, which was $1.18 per euro) per day per vessel in operation. From January 1, 2026, the vessel fixed management fee was adjusted for inflation at Euro 875 (approximately $1,033, using the exchange rate as of December 31, 2025, which was $1.18 per euro) per day per vessel in operation. The Euroholdings MMA is terminable by either party upon 90 days’ notice.

On November 18, 2025, Euroholdings entered through the wholly owned vessel-owing subsidiary of its product tanker, into a ship management agreement with Latsco, for the provision of technical, commercial and crewing services in respect of its product tanker vessel. These services include crewing, purchasing stores, lubricating oils, and spare parts, paying wages, pensions, and insurance for the crew, and organizing other vessel operating necessities, such as the arrangement and management of drydocking and services in relation to compliance with EU-ETS and FuelEU regulations. The daily fixed management fee was 625 Euros (approximately $737.5, using the exchange rate as of December 31, 2025, which was $1.18 per euro) per day prior to vessel’s delivery commencing on October 18, 2025 and 1,250 Euros (approximately $1,475, using the exchange rate as of December 31, 2025, which was $1.18 per euro) per day after the vessel’s delivery, which is subject to an annual review every February 1. In the event the vessel is laid up for more than one month, the management fee will be 50% of the regular daily management fee until one month before the vessel is put back into service.

Vessel management fees paid to Eurobulk amounted to $927,573, $971,346 and $805,184 in 2023, 2024 and 2025, respectively. Vessel management fees paid to Latsco amounted to nil, nil and $75,175 in 2023, 2024 and 2025, respectively and are recorded under “Related party management fees” in the consolidated statements of operations.

An additional fixed management fee is paid to Eurobulk relating to executive compensation. For the years ended December 31, 2023 and 2024, the amount of such executive compensation (including the additional special bonus paid to the Manager’s employees and consultants) allocated to the Company was based on the proportion of the number of calendar days that related to Euroholdings’ vessels to the number of days of the entire fleet of Euroseas and amounted to $436,493 and $394,516 respectively. From January 1, 2025, until March 16, 2025, this allocation amounted to $160,029. For the year ended December 31, 2025, this fee was set to $500,000 and was applied pro rata starting as of the Distribution Date of Euroholdings and amounted to $395,833.

Amounts due to or from related companies represent net disbursements and collections made on behalf of the vessel-owning companies by the Managers during the normal course of operations for which a right of off-set exists. As of December 31, 2024 and 2025, the amounts due from Eurobulk amounted to $980,952 and $977,497 and amounts due from Latsco amounted to nil and $82,387, respectively, which represent the advance for next month’s operating expenses, dry-dock expenses, vessel management fee and fee for management executive services. Based on the individual ship management agreements between the vessel-owning subsidiaries and the Managers an estimate of the next month’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced by the Company’s vessel-owning subsidiaries in the beginning of each month or the end of the previous month to their respective Manager.

The Company uses brokers for various services, as is industry practice. Eurochart S.A. (“Eurochart”), an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues. The Company also pays Latsco a 1.25% commission for chartering services, applied on charter revenues for the tanker vessel. A commission of 1% of the purchase price is also paid to Eurochart by the seller of the vessel for the acquisitions the Company makes using Eurochart’s services. There were no commissions to Eurochart for vessel sales or acquisitions in 2023 and 2024. For the year ended December 31, 2025 commission to Eurochart for the sale of M/V “Diamantis P” was $131,500. Commissions to Eurochart for chartering services were $227,556, $207,338 and $159,494 in 2023, 2024 and 2025, respectively. Commissions to Latsco for chartering services were nil, nil and $23,653 in 2023, 2024 and 2025, respectively. All these amounts are recorded in “Commissions” in the consolidated statements of operations.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”) is a company owned by certain members of the Pittas family, together with another unrelated ship management company, which provides crewing services. Sentinel is paid a commission on insurance premiums not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $18,756 and $37,523 in 2023, $19,928 and $41,870 in 2024 and $15,521 and $33,646 in 2025, respectively. These amounts are recorded in “Vessel operating expenses” in the consolidated statement of operations.